Shareholder Report, Holdings (Details)	Oct. 31, 2025
C000218404 | 436440101 | Hologic, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000218404 | 40412C101 | HCA Healthcare, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000218404 | 894164102 | Travel + Leisure Company
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000218404 | 84790A105 | Spectrum Brands Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000218404 | 40434L105 | HP, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000218404 | 21871X109 | Corebridge Financial, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000218404 | 56585A102 | Marathon Petroleum Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000218404 | 74051N102 | Premier, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000218404 | 026874784 | American International Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000218404 | 61174X109 | Monster Beverage Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000218404 | Financials09581B103
Holdings [Line Items]
Percent of Total Investments	99.30%
C000218404 | Cash & Equivalent38141W26B
Holdings [Line Items]
Percent of Total Investments	0.20%
C000218404 | Equity OptionSPY P485_20260101_L_BTIG
Holdings [Line Items]
Percent of Total Investments	0.50%
C000218404 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000218404 | Purchased Options
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000218404 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000218404 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000218404 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000218404 | Technology
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000218404 | Energy
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000218404 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000218404 | Communications
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000218404 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000218404 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000218404 | Financials
Holdings [Line Items]
Percent of Net Asset Value	19.60%
C000200720 | 01741R102 | ATI, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000200720 | 512807306 | Lam Research Corporation
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000200720 | 24703L202 | Dell Technologies, Inc., Class C
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000200720 | 37045V100 | General Motors Company
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000200720 | 303250104 | Fair Isaac Corporation
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000200720 | 517834107 | Las Vegas Sands Corporation
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000200720 | 79466L302 | Salesforce, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000200720 | 89055F103 | TopBuild Corporation
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000200720 | 747525103 | QUALCOMM, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000200720 | 10922N103 | Brighthouse Financial, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000200720 | Financials09581B103
Holdings [Line Items]
Percent of Total Investments	100.00%
C000200720 | Materials
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000200720 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	16.90%
C000200720 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000200720 | Technology
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000200720 | Energy
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000200720 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000200720 | Communications
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000200720 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	21.30%
C000200720 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000200720 | Financials
Holdings [Line Items]
Percent of Net Asset Value	21.60%
C000200720 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000228396 | United States Treasury Bill, 3.0300, 2025-11-13
Holdings [Line Items]
Percent of Net Asset Value	51.20%
C000228396 | DISH DBS Corporation, 5.75, 2028-12-01
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000228396 | DISH DBS Corporation, 5.25, 2026-12-01
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000228396 | Tenneco, Inc., 8, 2028-11-17
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000228396 | Cloud Software Group, Inc., 9, 2029-09-30
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000228396 | DIRECTV Holdings, LLC / DIRECTV Financing Company,, 5.875, 2027-08-15
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000228396 | DaVita, Inc., 4.625, 2030-06-01
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000228396 | CCO Holdings, LLC / CCO Holdings Capital, 4.25, 2034-01-15
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000228396 | Picard Midco, Inc., 6.5, 2029-03-31
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000228396 | Frontier Communications Corporation, 5, 2028-05-01
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000228396 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000228396 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000228396 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000228396 | Technology
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000228396 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000228396 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000228396 | Communications
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000228396 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000228396 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000228396 | Financials
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000228396 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000228396 | Consumer Discretionary68245XAH2
Holdings [Line Items]
Percent of Total Investments	47.60%
C000228396 | U.S. Treasury Obligations912797QQ3
Holdings [Line Items]
Percent of Total Investments	52.40%
C000228396 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	51.60%